CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS

	As of December 31,
US$ MILLIONS	2024	2023
Cash	$68	$111
Cash equivalents(1)	606	428
Total cash and cash equivalents	$674	$539

(1)Short-term, highly liquid investments with maturities of less than 90 days at acquisition that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.